Document And Entity Information	Sep. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 19, 2024
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Entity Emerging Growth Company	false
Entity File Number	1-12252
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest,$0.01 Par Value (Equity Residential)
Trading Symbol	EQR
Security Exchange Name	NYSE